Licensed Copyrights, Net - Disclosure of Licensed Copyrights (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	¥ 43,474		¥ 36,671
Licensed copyrights, accumulated amortisation	(35,651)		(29,134)
Licensed copyrights, accumulated impairment	(353)		(25)
Licensed copyrights, net carrying value	7,470	$ 1,145	7,512
Licensed copyrights, gross carrying value current	14,624		16,384
Licensed copyrights, accumulated amortisation current	(13,555)		(15,134)
Licensed copyrights, accumulated impairment current	(34)		(25)
Licensed copyrights, net carrying value current	1,035	159	1,225
Licensed copyrights, gross carrying value non current	28,850		20,287
Licensed copyrights, accumulated amortisation non current	(22,096)		(14,000)
Licensed copyrights, accumulated impairment non current	(319)
Licensed copyrights, net carrying value non current	6,435	986	6,287
Broadcasting Rights
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	37,511		32,038
Licensed copyrights, accumulated amortisation	(29,688)		(24,501)
Licensed copyrights, accumulated impairment	(353)		(25)
Licensed copyrights, net carrying value	7,470	1,145	7,512
Licensed copyrights, gross carrying value current	8,661		11,751
Licensed copyrights, accumulated amortisation current	(7,592)		(10,501)
Licensed copyrights, accumulated impairment current	(34)		(25)
Licensed copyrights, net carrying value current	1,035	159	1,225
Licensed copyrights, gross carrying value non current	28,850		20,287
Licensed copyrights, accumulated amortisation non current	(22,096)		(14,000)
Licensed copyrights, accumulated impairment non current	(319)
Licensed copyrights, net carrying value non current	6,435	$ 986	6,287
Sublicensing Rights
Disclosure of Licensed Copyrights [Line Items]
Licensed copyrights, gross carrying value	5,963		4,633
Licensed copyrights, accumulated amortisation	(5,963)		(4,633)
Licensed copyrights, gross carrying value current	5,963		4,633
Licensed copyrights, accumulated amortisation current	¥ (5,963)		(4,633)
Licensed copyrights, gross carrying value non current			0
Licensed copyrights, accumulated amortisation non current			¥ 0